Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation

The accompanying unaudited condensed financial statements and related notes should be read in conjunction with the Company’s financial statements and related notes included elsewhere in the Company’s Registration Statement on Form F-1 for the fiscal year ended December 31, 2021, which was filed with the Securities and Exchange Commission (“SEC”) and became effective on June 2, 2022. The unaudited condensed interim financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. The interim condensed financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34 “Interim Financial Reporting”. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any other interim period or for any future period.

Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

Cash and cash equivalents
C.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

Basic and diluted net loss per ordinary share
D.	Basic and diluted net loss per ordinary share

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period (including shares that were fully paid under the pre-funded amount). Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method with respect to options and certain warrants and using the if-converted method with respect to certain warrants accounted for as derivative financial liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of options or warrants.

During the period of six months ended June 30, 2022 and 2021, the total weighted average number of ordinary shares, par value NIS 0.01 per share, of the Company related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 4,352,144 and 1,098,938, respectively.

Derivative Warrants Liability
E.	Derivative Warrants Liability

Certain warrants that were issued by the Company to investors through an U.S. IPO transaction (see also Note 3) are exercisable into a number of ADS with a fixed exercise price which is denominated in U.S. dollar currency which is different from the functional currency of the Company (New Israeli Shekels) and are also might be exercisable to a variable number of shares due to the existence of cashless exercise mechanism under certain circumstances. Accordingly, such warrants are considered as a current financial liability classified under ‘Fair value through profit or loss’ category (FVTPL). The fair value of the liability was determined at level 1 in the fair value hierarchy based on the quoted market price of the warrants. Changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of the financing expenses, net line in the condensed Statement of Operations and Comprehensive Loss, until such warrants are exercised or expired.

Issuance of units comprised of warrants and ordinary shares
F.	Issuance of units comprised of warrants and ordinary shares

At the closing date, the Company allocated total gross proceeds to the issuance components as follows: (i) as the warrants were determined to be classified as a financial derivative liability, the Company has initially recognized them at fair value and based an average quoted market price of four business days of these warrants, (ii) the amount allocated to the ADS issued and ADS to be issued under the pre-funded amount was calculated as the difference between the total gross proceeds received and the fair value of the warrants issued at the closing date.

Incremental and direct issuance costs were allocated to the components based on the same proportion as the allocation of the gross proceeds. The portion of issuance costs that was allocated to the warrants was recognized immediately as finance expenses in the condensed statement of comprehensive loss and the portion of issuance costs related to the ADS and pre-funded warrants was deducted from additional-paid in capital.